UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory L. Florio
Title:  Chief Compliance Officer
Phone:  (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio           New York, New York           February 16, 2010
---------------------         ----------------------       ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:    $404,425
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number     Name
---    --------------------     ---------------------------------------------
1.     028-11614                Marathon Special Opportunity Master Fund, Ltd.

2.                              Marathon Structured Finance Feeder Fund, Ltd.

3.                              Marathon Distressed Subprime Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                         December 31, 2009



COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------------                --------------    ---------  --------  --------------------  ---------- -------- ---------------------
                                                             VALUE     SHS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MGRS      SOLE    SHARED NONE
--------------                --------------    ---------  --------  ---------  ---  ----  ---------- -------- --------- ------ ----
CISCO SYS INC                 COM               17275R102   1,784       74,500       Call  SHARED       1         74,500   0      0
CISCO SYS INC                 COM               17275R102   1,784       74,500       Put   SHARED       1         74,500   0      0
E TRADE FINANCIAL CORP        COM               269246104   5,997    3,407,526  SH         SOLE        NONE    3,407,526   0      0
E TRADE FINANCIAL CORP        COM               269246104   9,843    5,592,474  SH         SHARED       1      5,592,474   0      0
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105  14,376    1,314,119  SH         SHARED       1      1,314,119   0      0
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302  12,582      723,948  SH         SOLE        NONE      723,948   0      0
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302  29,654    1,706,221  SH         SHARED       1      1,706,221   0      0
GOOGLE INC                    CL A              38259P508   2,728        4,400       Call  SHARED       1          4,400   0      0
GOOGLE INC                    CL A              38259P508   2,728        4,400       Put   SHARED       1          4,400   0      0
ISHARES TR                    S&P GLB MTRLS     464288695   5,897       94,779  SH         SOLE        NONE       94,779   0      0
ISHARES TR                    S&P GLB MTRLS     464288695  22,185      356,560  SH         SHARED       1        356,560   0      0
ISHARES TR INDEX              MSCI EAFE IDX     464287465   1,797       32,500       Call  SHARED       1         32,500   0      0
ISHARES TR INDEX              MSCI EAFE IDX     464287465   1,797       32,500       Put   SHARED       1         32,500   0      0
KOHLS CORP                    COM               500255104     698       12,950  SH         SHARED       1         12,950   0      0
KOHLS CORP                    COM               500255104   4,854       90,000       Call  SHARED       1         90,000   0      0
LIBERTY GLOBAL INC            COM SER A         530555101     655       29,900       Call  SOLE        NONE       29,900   0      0
LIBERTY GLOBAL INC            COM SER A         530555101   1,534       70,100       Call  SHARED       1         70,100   0      0
LIBERTY GLOBAL INC            COM SER A         530555101   7,184      328,169  SH         SOLE        NONE      328,169   0      0
LIBERTY GLOBAL INC            COM SER A         530555101  10,973      501,266  SH         SHARED       1        501,266   0      0
METROGAS INC                  SPON ADR B        591673207      59       27,165  SH         SOLE        NONE       27,165   0      0
METROGAS INC                  SPON ADR B        591673207      67       30,707  SH         SHARED       1         30,707   0      0
MICROSOFT CORP                COM               594918104   7,620      250,000       Call  SHARED       1        250,000   0      0
PENN NATL GAMING INC          COM               707569109   5,124      188,461  SH         SOLE        NONE      188,461   0      0
PENN NATL GAMING INC          COM               707569109   7,704      283,339  SH         SHARED       1        283,339   0      0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   1,716       36,000       Call  SHARED       1         36,000   0      0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   1,716       36,000       Put   SHARED       1         36,000   0      0
PHOENIX COS INC NEW           COM               71902E109   3,067    1,103,362  SH         SOLE        NONE    1,103,362   0      0
PHOENIX COS INC NEW           COM               71902E109   4,870    1,751,838  SH         SHARED       1      1,751,838   0      0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   1,328       29,025  SH         SHARED       1         29,025   0      0
QUALCOMM INC                  COM               747525103   2,313       50,000       Call  SHARED       1         50,000   0      0
QUALCOMM INC                  COM               747525103   2,313       50,000       Put   SHARED       1         50,000   0      0
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506     481        8,430  SH         SHARED       1          8,430   0      0
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407     469       15,750  SH         SHARED       1         15,750   0      0
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308     520       19,660  SH         SHARED       1         19,660   0      0
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100   2,372       71,900       Call  SHARED       1         71,900   0      0
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100   2,372       71,900       Put   SHARED       1         71,900   0      0
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   2,662       85,800       Call  SHARED       1         85,800   0      0
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   2,662       85,800       Put   SHARED       1         85,800   0      0
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506  10,205      179,000       Put   SHARED       1        179,000   0      0
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   6,654      223,500       Call  SHARED       1        223,500   0      0
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   6,654      223,500       Put   SHARED       1        223,500   0      0
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506  13,796      242,000       Call  SHARED       1        242,000   0      0
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   6,964      250,600       Call  SHARED       1        250,600   0      0
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   6,964      250,600       Put   SHARED       1        250,600   0      0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   4,025      279,500  SH         SHARED       1        279,500   0      0
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   8,452      319,300       Call  SHARED       1        319,300   0      0
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   8,452      319,300       Put   SHARED       1        319,300   0      0
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209  10,182      327,700       Call  SHARED       1        327,700   0      0
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209  10,182      327,700       Put   SHARED       1        327,700   0      0
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803  15,904      693,600       Call  SHARED       1        693,600   0      0
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803  15,904      693,600       Put   SHARED       1        693,600   0      0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  11,857      823,400       Call  SHARED       1        823,400   0      0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  11,857      823,400       Put   SHARED       1        823,400   0      0
SPDR SERIES TRUST             S&P METALS MNG    78464A755   7,437      144,100       Call  SOLE        NONE      144,100   0      0
SPDR SERIES TRUST             KBW REGN BK ETF   78464A698   3,338      150,000       Call  SHARED       1        150,000   0      0
SPDR SERIES TRUST             KBW REGN BK ETF   78464A698   3,338      150,000       Put   SHARED       1        150,000   0      0
SPDR SERIES TRUST             S&P METALS MNG    78464A755  19,916      385,900       Call  SHARED       1        385,900   0      0
SPDR TR                       UNIT SER 1        78462F103  16,857      151,266  SH         SHARED       1        151,266   0      0
STAPLES INC                   COM               855030102   2,705      110,000       Call  SHARED       1        110,000   0      0
STAPLES INC                   COM               855030102   2,705      110,000       Put   SHARED       1        110,000   0      0
TARGET CORP                   COM               87612E106     369        7,630  SH         SHARED       1          7,630   0      0
TARGET CORP                   COM               87612E106   2,999       62,000       Call  SHARED       1         62,000   0      0
TARGET CORP                   COM               87612E106   2,999       62,000       Put   SHARED       1         62,000   0      0
YAHOO INC                     COM               984332106   2,614      155,800       Call  SHARED       1        155,800   0      0
YAHOO INC                     COM               984332106   2,614      155,800       Put   SHARED       1        155,800   0      0




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